UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.19%
Industrial	17.63
Financial	13.67
Technology	10.15
Consumer, Cyclical	9.88
Basic Materials	8.92
Communications	3.05
Energy	3.00
Government Money Market Mutual Funds	1.12
Utilities	0.73
Diversified	0.22
Short Term Investments	4.44
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 809.60	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.56
Investor Class
Actual	$1,000.00	$ 809.20	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.36
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class shares and 1.07% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.14%
84,507	Agnico Eagle Mines Ltd	$ 3,868,199
138,100	Anglo American PLC	4,936,038
23,500	Arkema SA	2,102,143
143,100	BHP Group Ltd	4,097,472
309,200	BlueScope Steel Ltd	3,406,968
80,800	Boliden AB	2,584,023
30,448	Croda International PLC(a)	2,405,928
61,800	Evonik Industries AG	1,325,379
233,300	Fortescue Metals Group Ltd	2,805,377
110,933	Franco-Nevada Corp	14,592,274
4,159	Givaudan SA(a)	14,659,281
36,900	Kaneka Corp	908,842
125,300	Kansai Paint Co Ltd	1,599,592
710,000	Kingboard Holdings Ltd	2,692,494
196,100	Mitsubishi Chemical Group Corp	1,065,543
162,500	Mitsubishi Gas Chemical Co Inc	2,350,720
120,900	Mitsui Chemicals Inc	2,578,733
47,700	Nippon Soda Co Ltd	1,533,018
163,013	Novozymes A/S Class B	9,810,605
54,700	Rio Tinto Ltd	3,902,236
651,900	St Barbara Ltd	334,786
121,452	Svenska Cellulosa AB SCA Class B(a)	1,824,823
59,065	Symrise AG	6,441,967
62,000	Tokuyama Corp	788,739
148,600	UBE Corp	2,207,603
82,359	Wheaton Precious Metals Corp	2,967,534
51,800	Yara International ASA	2,170,473
		99,960,790
Communications — 3.13%
1,412,200	BT Group PLC	3,208,729
99,500	Deutsche Telekom AG	1,978,990
62,276	Freenet AG	1,553,060
8,324	Nice Ltd Sponsored ADR(b)	1,601,954
218,600	Nippon Telegraph & Telephone Corp	6,281,071
784,700	Nokia OYJ	3,637,141
377,800	Orange SA(a)	4,451,853
296,000	Telefonica SA	1,511,245
48,500	Telenet Group Holding NV	1,007,796
302,800	Television Francaise 1	2,148,110
36,300	United Internet AG	1,040,512
59,865	Wolters Kluwer NV	5,802,019
		34,222,480
Consumer, Cyclical — 9.42%
17,778	adidas AG	3,157,937
258,400	Barratt Developments PLC	1,445,087
49,800	Bayerische Motoren Werke AG	3,860,543
67,300	Bellway PLC	1,768,651
160,600	Betsson AB Class B	971,159
Shares		Fair Value
Consumer, Cyclical — (continued)
55,770	Cie Financiere Richemont SA	$ 5,998,799
188,520	Cie Generale des Etablissements Michelin SCA	5,148,686
929,000	Currys PLC	771,758
29,400	Daimler Truck Holding AG(b)	774,279
71,400	Daiwa House Industry Co Ltd	1,669,832
181,000	Daiwabo Holdings Co Ltd	2,364,198
100,600	EDION Corp	944,642
122,100	Electrolux AB Class B(a)	1,649,188
2,827	Faurecia SE	56,654
1,112,900	Harvey Norman Holdings Ltd	2,853,599
108,200	Haseko Corp	1,270,808
131,500	Honda Motor Co Ltd	3,170,610
440,100	International Consolidated Airlines Group SA(a)	498,313
198,100	Isuzu Motors Ltd	2,191,260
129,300	ITOCHU Corp	3,488,251
56,500	Japan Airlines Co Ltd	970,761
83,700	Jardine Cycle & Carriage Ltd	1,706,111
38,900	Kaufman & Broad SA(a)	1,064,173
4,800	Kering SA	2,487,500
204,200	Kindred Group PLC	1,699,365
1,038,600	Kingfisher PLC	3,102,572
86,100	Kohnan Shoji Co Ltd	2,325,442
93,500	K's Holdings Corp	912,823
8,302	LVMH Moet Hennessy Louis Vuitton SE	5,088,135
248,400	Marubeni Corp	2,228,541
69,300	Mercedes-Benz Group AG	4,024,847
79,200	Mitsubishi Corp	2,358,669
143,000	Okamura Corp	1,275,358
20,100	Pandora A/S	1,277,003
338,300	Pirelli & C SpA(c)	1,376,896
366,571	Redrow PLC	2,187,651
119,400	Rexel SA	1,844,977
53,103	Ryanair Holdings PLC Sponsored ADR(b)	3,571,177
1,096,300	Sonae SGPS SA	1,345,195
166,012	Stellantis NV	2,062,881
202,900	Super Retail Group Ltd	1,191,807
156,700	Teijin Ltd	1,631,489
82,000	Tokmanni Group Corp	968,685
64,300	Toyota Boshoku Corp	955,156
338,100	Volvo AB Class B	5,260,630
101,200	Yamaha Motor Co Ltd(a)	1,858,311
175,600	Yokohama Rubber Co Ltd(a)	2,380,349
627,500	Yue Yuen Industrial Holdings Ltd	817,163
37,411	Zalando SE(b)(c)	985,508
		103,013,429
Consumer, Non-Cyclical — 26.83%
53,300	Adecco Group AG	1,816,722
105,605	Amadeus IT Group SA(b)	5,913,288
52,700	Arcs Co Ltd	778,027
59,100	Bayer AG	3,529,254

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,442	Beiersdorf AG	$ 3,431,741
198,300	British American Tobacco PLC	8,498,780
51,671	Bruker Corp	3,242,872
148,200	Carrefour SA(a)	2,630,755
163	Chocoladefabriken Lindt & Spruengli AG	1,659,673
343,810	Diageo PLC	14,847,988
36,575	EssilorLuxottica SA(a)	5,545,258
4,617	Euroapi SA(b)	72,837
241,399	Experian PLC	7,084,726
78,000	Ezaki Glico Co Ltd(a)	2,259,667
56,900	Fresenius SE & Co KGaA	1,730,435
537,200	GSK PLC	11,576,211
141,400	Imperial Brands PLC	3,164,764
1,000	Indivior PLC(b)	3,767
593,400	Inghams Group Ltd	1,057,868
95,284	Intertek Group PLC	4,896,410
37,400	Ipsen SA	3,541,164
109,200	Ito En Ltd	4,911,029
883,000	J Sainsbury PLC	2,196,412
139,000	Kao Corp(a)	5,636,377
36,249	Kerry Group PLC Class A	3,466,581
82,900	Kobayashi Pharmaceutical Co Ltd(a)	5,134,104
222,200	Koninklijke Ahold Delhaize NV	5,783,672
11,800	Kose Corp	1,075,404
151,200	Lion Corp	1,673,943
43,327	L'Oreal SA	15,043,438
73,600	Medipal Holdings Corp	1,038,243
107,500	Megmilk Snow Brand Co Ltd	1,438,503
716,900	Metcash Ltd(a)	2,101,411
261,275	Nestle SA	30,535,930
75,100	Nihon Kohden Corp	1,539,191
21,200	Nissin Foods Holdings Co Ltd	1,464,309
145,000	Novartis AG	12,293,192
80,406	Ocado Group PLC(a)(b)	766,292
75,900	Ono Pharmaceutical Co Ltd	1,949,816
166,300	Orkla ASA	1,332,179
89,895	Pernod Ricard SA	16,619,389
82,400	Prima Meat Packers Ltd	1,383,418
46,200	Randstad NV(a)	2,232,874
174,246	Reckitt Benckiser Group PLC	13,101,190
54,116	Roche Holding AG	18,090,971
188,300	Rohto Pharmaceutical Co Ltd	5,459,456
86,600	Sanofi	8,733,306
267,000	Santen Pharmaceutical Co Ltd	2,106,349
124,000	Scandinavian Tobacco Group A/S(c)	2,430,763
83,300	Secom Co Ltd	5,143,336
102,000	Securitas AB Class B(a)	881,874
3,588	SGS SA	8,229,725
27,900	Societe BIC SA	1,530,871
37,900	Sohgo Security Services Co Ltd	1,052,435
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
324,257	Tate & Lyle PLC	$ 2,970,741
34,300	Terumo Corp	1,037,611
977,100	Tesco PLC	3,044,043
180,400	Toyo Suisan Kaisha Ltd	7,043,399
18,300	UCB SA	1,550,736
1,986,000	United Laboratories International Holdings Ltd	1,181,507
3,890,251	WH Group Ltd(c)	3,010,998
		293,497,225
Diversified — 0.22%
357,000	CK Hutchison Holdings Ltd	2,421,888
Energy — 3.07%
2,489,600	Beach Energy Ltd	2,965,254
370,900	Eni SpA	4,399,140
71,600	OMV AG	3,367,417
376,400	Repsol SA(a)	5,548,914
359,300	Shell PLC	9,354,981
139,900	TotalEnergies SE	7,363,943
25,858	Woodside Energy Group Ltd	568,321
		33,567,970
Financial — 14.00%
248,600	3i Group PLC	3,367,962
160,100	ABN AMRO Bank NV(c)	1,798,981
388,300	Aegon NV	1,672,272
9,700	Allianz SE	1,859,598
75,900	ASR Nederland NV	3,060,071
126,400	Australia & New Zealand Banking Group Ltd	1,925,162
317,148	Aviva PLC	1,553,089
140,600	AXA SA	3,211,534
17,700	Baloise Holding AG	2,897,372
324,500	Banco Bilbao Vizcaya Argentaria SA	1,474,073
921,078	Banco Santander SA	2,606,123
174,300	Bank Leumi Le-Israel BM	1,559,292
286,800	Bank of Ireland Group PLC	1,812,751
91,900	BNP Paribas SA	4,395,777
266,100	Chiba Bank Ltd	1,456,551
199,000	Credit Agricole SA	1,834,582
93,900	Dai-ichi Life Holdings Inc	1,736,717
124,600	Danske Bank A/S(a)	1,773,396
121,400	DBS Group Holdings Ltd	2,597,646
97,300	Deutsche Bank AG	855,047
39,478	Deutsche Boerse AG	6,629,441
129,300	DNB Bank ASA	2,340,791
62,353	Eurocommercial Properties NV REIT	1,339,709
57,537	Euronext NV(c)	4,718,792
99,200	Fukuoka Financial Group Inc	1,786,593
1,034,000	Genworth Mortgage Insurance Australia Ltd	1,645,071
580,800	Gunma Bank Ltd	1,641,390
261,600	Hachijuni Bank Ltd(a)	966,018
184,436	Hiscox Ltd	2,115,371

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
185,100	ING Groep NV	$ 1,823,540
319,600	Japan Post Holdings Co Ltd	2,286,713
98,996	Julius Baer Group Ltd	4,592,433
33,499	Jyske Bank A/S(b)	1,651,154
638,500	Kerry Properties Ltd	1,775,540
30,245	LEG Immobilien SE	2,517,048
737,400	Legal & General Group PLC	2,154,944
3,478,000	Lloyds Banking Group PLC	1,789,242
439,780	Mebuki Financial Group Inc	867,347
210,400	Mediobanca Banca di Credito Finanziario SpA(b)	1,824,730
449,760	Mitsubishi HC Capital Inc	2,075,811
547,200	Mitsubishi UFJ Financial Group Inc	2,927,549
203,073	Mizuho Financial Group Inc	2,311,969
473,800	Nomura Holdings Inc	1,721,365
221,800	Nordea Bank Abp	1,959,276
391,400	North Pacific Bank Ltd	644,442
259,900	ORIX Corp	4,355,885
819,600	Resona Holdings Inc	3,065,726
89,600	Shinoken Group Co Ltd	645,069
53,400	Societe Generale SA	1,180,664
40,600	Sompo Holdings Inc	1,793,219
676,600	Stockland REIT	1,689,325
117,900	Sumitomo Mitsui Financial Group Inc	3,504,589
271,400	Swedbank AB Class A	3,442,056
10,700	Swiss Life Holding AG	5,223,394
113,114	Sydbank AS	3,481,817
125,125	TAG Immobilien AG	1,432,615
864,052	UBS Group AG	13,968,896
986,300	UnipolSai Assicurazioni SpA(a)	2,365,297
177,400	United Overseas Bank Ltd	3,351,465
132,280	Vonovia SE	4,092,823
		153,147,115
Industrial — 18.06%
59,300	AGC Inc(a)	2,083,665
32,853	Agilent Technologies Inc	3,901,951
1,300	AP Moller - Maersk A/S Class B	3,051,877
970,500	Aurizon Holdings Ltd	2,552,446
553,100	Austal Ltd	687,181
485,500	BAE Systems PLC	4,914,016
57,900	Bekaert SA	1,893,980
104,400	Bouygues SA(a)	3,222,165
91,300	bpost SA	541,007
115,700	Brother Industries Ltd	2,035,672
2,832,000	China Resources Cement Holdings Ltd(a)	1,907,980
102,300	Cia de Distribucion Integral Logista Holdings SA	2,004,616
69,600	Cie de Saint-Gobain(b)	3,007,376
75,423	CRH PLC	2,602,769
193,200	Deutsche Post AG	7,294,520
25,700	Dfds A/S	783,109
12,800	Disco Corp	3,045,912
Shares		Fair Value
Industrial — (continued)
248,302	Epiroc AB Class A	$ 3,849,938
126,756	GEA Group AG	4,394,397
8,023	Geberit AG	3,859,894
190,223	Halma PLC	4,668,059
207,300	Hazama Ando Corp(a)	1,286,674
64,479	Hirose Electric Co Ltd	8,561,598
80,800	Holcim AG	3,465,476
111,300	Hosiden Corp	1,013,018
250,900	Husqvarna AB Class B	1,849,340
423,683	IMI PLC	6,071,577
113,400	Japan Aviation Electronics Industry Ltd	1,712,528
101,400	Kamigumi Co Ltd	1,960,209
100,400	Kinden Corp	1,158,801
41,841	Knorr-Bremse AG	2,396,450
70,900	Kumagai Gumi Co Ltd	1,435,682
1,881,000	Lee & Man Paper Manufacturing Ltd	808,481
163,588	Legrand SA	12,146,216
223,500	Leonardo SpA	2,267,597
35,400	Nichiha Corp	687,739
101,400	Nikon Corp	1,169,327
108,100	Nippon Electric Glass Co Ltd(a)	2,070,415
21,638	Nordson Corp	4,380,397
100,000	NWS Holdings Ltd	95,016
197,000	Obayashi Corp	1,432,833
66,600	Omron Corp	3,389,722
266,700	Rengo Co Ltd	1,449,120
21,900	Rheinmetall AG	5,053,770
32,200	Sankyu Inc	927,062
29,290	Schindler Holding AG	5,355,944
159,284	Schneider Electric SE	18,979,655
140,200	Seino Holdings Co Ltd	1,123,775
259,200	Shimadzu Corp	8,215,477
92,300	Signify NV(c)	3,045,017
20,531	Sika AG	4,739,320
203,200	SKF AB Class B	3,014,734
14,100	SMC Corp	6,276,468
53,594	Spirax-Sarco Engineering PLC	6,462,594
60,700	Taisei Corp	1,892,625
34,200	Tsubakimoto Chain Co	766,467
80,400	Valmet OYJ	1,981,332
94,600	Wienerberger AG	2,042,680
851,000	Xinyi Glass Holdings Ltd	2,053,265
154,000	Yokogawa Electric Corp	2,547,656
		197,588,587
Technology — 10.40%
88,811	Analog Devices Inc	12,974,399
41,685	ANSYS Inc(b)	9,974,804
4,968	ASML Holding NV(a)	2,347,081
189,214	Cadence Design Systems Inc(b)	28,387,776
27,097	Capgemini SE	4,673,172
67,148	Computacenter PLC	1,921,292
125,882	Dassault Systemes SE	4,662,798

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
73,000	DTS Corp	$ 1,626,824
222,500	Micro Focus International PLC	756,855
185,771	Nomura Research Institute Ltd	4,985,452
34,200	Obic Co Ltd	4,863,453
2,174,000	PAX Global Technology Ltd	1,694,712
235,575	Samsung Electronics Co Ltd	10,390,595
63,783	SAP SE	5,813,874
18,800	Siltronic AG	1,407,135
157,787	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,899,087
14,524	Texas Instruments Inc	2,231,613
63,500	Tokyo Seimitsu Co Ltd	2,093,116
		113,704,038
Utilities — 0.75%
1,366,800	A2A SpA(a)	1,739,305
441,300	Drax Group PLC	3,461,294
56,067	Enagas SA	1,240,014
91,400	Endesa SA(a)	1,729,059
		8,169,672
TOTAL COMMON STOCK — 95.02% (Cost $1,105,817,807)		$1,039,293,194
PREFERRED STOCK
Consumer, Cyclical — 0.70%
36,900	Porsche Automobil Holding SE	2,454,267
240,113	Schaeffler AG(a)	1,364,696
28,400	Volkswagen AG	3,823,785
		7,642,748
Consumer, Non-Cyclical — 1.01%
24,400	Draegerwerk AG & Co KGaA	1,275,140
159,405	Henkel AG & Co KGaA	9,832,119
		11,107,259
TOTAL PREFERRED STOCK — 1.71% (Cost $30,905,474)		$ 18,750,007
WARRANTS
Consumer, Cyclical — 0.01%
86,430	Cie Financiere Richemont SA(b)	47,079
TOTAL WARRANTS — 0.01% (Cost $0)		$ 47,079
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,238,000	BlackRock FedFund Institutional Class(d), 1.32%(e)	1,238,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
4,077,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 1.46%(e)	$ 4,077,000
1,238,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 1.38%(e)	1,238,000
1,238,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.84%(e)	1,238,000
4,817,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(d), 1.38%(e)	4,817,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.15% (Cost $12,608,000)		$ 12,608,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.86%
$ 9,400,000	Federal Home Loan Bank(f) 1.01%, 07/01/2022	9,400,000
Repurchase Agreements — 3.69%
12,538,463	Undivided interest of 11.52% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $12,538,463 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(d)	12,538,463

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$12,538,463	Undivided interest of 11.58% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $12,538,463 on 7/1/22 collateralized by Government National Mortgage Association securities, 0.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(d)	$ 12,538,463
2,712,326	Undivided interest of 12.85% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $2,712,326 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(d)	2,712,326
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$12,538,463	Undivided interest of 24.60% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $12,538,463 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(d)	$ 12,538,463
		40,327,715
TOTAL SHORT TERM INVESTMENTS — 4.55% (Cost $49,727,715)		$ 49,727,715
TOTAL INVESTMENTS — 102.44% (Cost $1,199,058,996)		$1,120,425,995
OTHER ASSETS & LIABILITIES, NET — (2.44)%		$ (26,685,837)
TOTAL NET ASSETS — 100.00%		$1,093,740,158

(a)	All or a portion of the security is on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2022.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Summary of Investments by Country as of June 30, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 207,033,219	18.48%
France	142,787,132	12.74
Switzerland	137,434,099	12.27
United Kingdom	131,867,229	11.77
United States	127,429,526	11.37
Germany	96,331,179	8.60
Netherlands	35,686,911	3.18
Australia	33,784,283	3.02
Sweden	27,027,131	2.41
Denmark	24,259,725	2.17
Spain	22,027,333	1.97
Canada	21,428,008	1.91
Ireland	18,538,004	1.65
Hong Kong	18,459,044	1.65
Italy	13,972,965	1.25
Taiwan	12,899,087	1.15
South Korea	10,390,595	0.93
Finland	8,546,433	0.76
Singapore	7,655,221	0.68
Norway	5,843,443	0.52
Austria	5,410,097	0.48
Belgium	4,993,519	0.45
Israel	3,161,246	0.28
Bermuda	2,115,371	0.19
Portugal	1,345,195	0.12
Total	$1,120,425,995	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West International Value Fund
ASSETS:
Investments in securities, fair value (including $49,861,816 of securities on loan)(a)	$1,080,098,280
Repurchase agreements, fair value(b)	40,327,715
Cash	19,545,244
Cash denominated in foreign currencies, fair value(c)	6,782,987
Dividends receivable	5,099,728
Subscriptions receivable	1,035,479
Receivable for investments sold	304,300
Total Assets	1,153,193,733
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	5,020,823
Payable for other accrued fees	128,540
Payable for shareholder services fees	74,607
Payable to investment adviser	609,335
Payable upon return of securities loaned	52,935,715
Redemptions payable	677,186
Total Liabilities	59,453,575
NET ASSETS	$1,093,740,158
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,703,299
Paid-in capital in excess of par	1,135,097,555
Undistributed/accumulated deficit	(55,060,696)
NET ASSETS	$1,093,740,158
NET ASSETS BY CLASS
Investor Class	$262,222,342
Institutional Class	$831,517,816
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Institutional Class	360,000,000
Issued and Outstanding
Investor Class	25,342,323
Institutional Class	111,690,668
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.35
Institutional Class	$7.44
(a) Cost of investments	$1,158,731,281
(b) Cost of repurchase agreements	$40,327,715
(c) Cost of cash denominated in foreign currencies	$6,839,473
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West International Value Fund
INVESTMENT INCOME:
Interest	$134,888
Income from securities lending	171,274
Dividends	25,830,998
Foreign withholding tax	(3,414,163)
Total Income	22,722,997
EXPENSES:
Management fees	3,882,770
Shareholder services fees – Investor Class	420,169
Shareholder services fees – Class L(a)	158
Audit and tax fees	33,452
Custodian fees	114,479
Director's fees	16,273
Distribution fees – Class L(a)	112
Legal fees	2,433
Pricing fees	5,167
Registration fees	45,012
Shareholder report fees	3,975
Transfer agent fees	7,776
Other fees	5,831
Total Expenses	4,537,607
Less amount waived by investment adviser	18,342
Net Expenses	4,519,265
NET INVESTMENT INCOME	18,203,732
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	12,106,136
Net Realized Gain	12,106,136
Net change in unrealized depreciation on investments and foreign currency translations	(274,603,507)
Net Change in Unrealized Depreciation	(274,603,507)
Net Realized and Unrealized Loss	(262,497,371)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(244,293,639)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West International Value Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$18,203,732	$22,736,972
Net realized gain	12,106,136	35,961,795
Net change in unrealized appreciation (depreciation)	(274,603,507)	67,193,472
Net Increase (Decrease) in Net Assets Resulting from Operations	(244,293,639)	125,892,239
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(10,187,387)
Class L(a)	-	(8,365)
Institutional Class	-	(64,713,158)
From Net Investment Income and Net Realized Gains	0	(74,908,910)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	97,260,807	81,359,169
Class L(a)	14,215	66,458
Institutional Class	75,475,632	208,095,720
Shares issued in reinvestment of distributions
Investor Class	-	10,187,387
Class L(a)	-	8,365
Institutional Class	-	64,713,158
Shares redeemed
Investor Class	(30,730,466)	(77,734,900)
Class L(a)	(149,593)	(963,219)
Institutional Class	(66,196,660)	(202,085,433)
Net Increase in Net Assets Resulting from Capital Share Transactions	75,673,935	83,646,705
Total Increase (Decrease) in Net Assets	(168,619,704)	134,630,034
NET ASSETS:
Beginning of Period	1,262,359,862	1,127,729,828
End of Period	$1,093,740,158	$1,262,359,862
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,599,253	6,275,739
Class L(a)	1,169	5,296
Institutional Class	9,124,602	21,919,281
Shares issued in reinvestment of distributions
Investor Class	-	785,858
Class L(a)	-	643
Institutional Class	-	6,934,303
Shares redeemed
Investor Class	(2,620,320)	(6,028,651)
Class L(a)	(13,167)	(75,450)
Institutional Class	(7,835,394)	(21,290,958)
Net Increase	7,256,143	8,526,061
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$12.79	0.17	(2.61)	(2.44)	—	—	—	$10.35	(19.08%) (d)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
Institutional Class
6/30/2022(Unaudited)	$ 9.19	0.13	(1.88)	(1.75)	—	—	—	$ 7.44	(19.04%) (d)
12/31/2021	$ 8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$ 9.19	11.26%
12/31/2020	$ 8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$ 8.81	10.21%
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2022(Unaudited)	$ 262,222	1.08% (f)	1.07% (f)	2.92% (f)	15% (d)
12/31/2021	$ 247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$ 220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$ 216,315	1.06%	1.06%	2.02%	24%
12/31/2018	$ 228,890	1.07%	1.06%	1.53%	76%
12/31/2017	$ 307,599	1.06%	1.04%	1.00%	14%
Institutional Class
06/30/2022(Unaudited)	$ 831,518	0.71% (f)	0.71% (f)	3.21% (f)	15% (d)
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$ 906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$ 885,852	0.69%	0.69%	2.32%	24%
12/31/2018	$ 717,513	0.71%	0.71%	1.86%	76%
12/31/2017	$ 918,739	0.71%	0.71%	1.30%	14%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 21,428,007	$ 78,532,783	$ —	$ 99,960,790
Communications	1,601,954	32,620,526	—	34,222,480
Consumer, Cyclical	4,542,336	98,471,093	—	103,013,429
Consumer, Non-cyclical	3,242,872	290,254,353	—	293,497,225
Diversified	—	2,421,888	—	2,421,888
Energy	—	33,567,970	—	33,567,970
Financial	2,115,371	151,031,744	—	153,147,115
Industrial	8,282,348	189,306,239	—	197,588,587
Technology	66,467,679	47,236,359	—	113,704,038
Utilities	—	8,169,672	—	8,169,672
	107,680,567	931,612,627	—	1,039,293,194
Preferred Stock
Consumer, Cyclical	—	7,642,748	—	7,642,748
Consumer, Non-cyclical	—	11,107,259	—	11,107,259
	—	18,750,007	—	18,750,007
Warrants	—	47,079	—	47,079
Government Money Market Mutual Funds	12,608,000	—	—	12,608,000
Short Term Investments	—	49,727,715	—	49,727,715
Total Assets	$ 120,288,567	$ 1,000,137,428	$ —	$ 1,120,425,995
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2022

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$1,201,453,403
Gross unrealized appreciation on investments	104,804,447
Gross unrealized depreciation on investments	(185,831,855)
Net unrealized depreciation on investments	$(81,027,408)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The

Semi-Annual Report - June 30, 2022

agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$16,725	$16,460	$4,090	$18,342	$0
The Adviser and Great-West Funds entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Fund were redesignated into Investor Class on April 22, 2022.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. Prior to April 22, 2022, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund were redesignated into Investor Class shares on April 22, 2022.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $240,240,423 and $166,220,512, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $49,861,816 and received collateral as reported on the Statement of Assets and Liabilities of $52,935,715 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2022

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$52,874,007
Preferred Stock	61,708
Total secured borrowings	$52,935,715
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West International Value Fund changed its name to the Empower International Value Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Value Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among the Company, GWCM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “MFS Sub-Advisory Agreement”) by and among the Company, GWCM and Massachusetts

Financial Services Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of LSV and MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that LSV commenced management of its allocated portion of the Fund’s portfolio as of April 27, 2018. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of the Fund’s Investor Class were in the third, second, second and first quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2021 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the first quintile of its performance universe for the three- and five-year periods ended December 31, 2021 and in the second quintile of its performance universe for the one-year period ended December 31, 2021. The Board also observed that the Fund outperformed its benchmark index for each period reviewed with the exception of the one-year period ended December 31, 2021.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board took into account each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each class of the Fund was in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was below the peer group median in each case. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and, as applicable, noted fee schedule differences (including as to asset thresholds required for breakpoints) and/or where the fee charged to GWCM was higher than that charged to certain other comparable clients or engagements. In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including: the scope of the contract; inception date; account size; type of investor; risk tolerance; individual client needs and objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons. The Board further noted the statement from MFS that the Fund’s sub-advisory fee schedule is consistent with others based on the size of the portfolio and the overall relationship with GWCM. As to LSV, the Board considered the firm’s explanation that differences in fee schedules were attributable to historical pricing arrangements, among other things, and that the fee charged to GWCM represents a discount from the Sub-Adviser’s standard fee schedule. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and each Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by LSV. The Board reviewed the financial statements from GWCM and the Sub-Advisers and the profitability information from GWCM and LSV.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Although MFS did not provide an estimate of its profits related to the Fund, the Board noted that the agreement with MFS is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and LSV were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the LSV Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group. In addition, the Board recalled its observation that the Contractual Management Fee for each class of the Fund was below its respective peer group median contractual management fee.

Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by MFS that it could potentially realize a “fall-out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products. The Board further noted that since the amount or value that MFS may realize from any of these indirect benefits is difficult to predict, the firm does not assign a dollar value to them. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022